Mortgage Notes Payable, Net (Mortgage Notes) (Details) $ in Thousands	Jun. 30, 2020 USD ($) property	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Outstanding loan amount	$ 1,255,877
Effective Interest Rate	2.96%	4.14%
Mortgages
Debt Instrument [Line Items]
Encumbered Properties | property	62
Outstanding loan amount	$ 550,937	$ 537,533
Effective Interest Rate	3.94%	3.90%
Deferred financing costs	$ (7,486)	$ (7,718)
Mortgage premiums and discounts, net	(1,501)	(1,531)
Mortgage notes payable, net	$ 541,950	528,284
Mortgages | Capital One MOB Loan
Debt Instrument [Line Items]
Encumbered Properties | property	35
Outstanding loan amount	$ 378,500	$ 378,500
Effective Interest Rate	3.71%	3.66%
Mortgages | Multi-Property CMBS Loan
Debt Instrument [Line Items]
Encumbered Properties | property	21
Outstanding loan amount	$ 118,700	$ 118,700
Effective Interest Rate	4.60%	4.60%
Mortgages | Shiloh - Illinois (4)
Debt Instrument [Line Items]
Encumbered Properties | property	1
Outstanding loan amount	$ 13,828	$ 0
Effective Interest Rate	4.34%	0.00%
Mortgages | Palm Valley Medical Plaza - Goodyear, AZ
Debt Instrument [Line Items]
Encumbered Properties | property	1
Outstanding loan amount	$ 3,056	$ 3,112
Effective Interest Rate	4.15%	4.15%
Mortgages | Medical Center V - Peoria, AZ
Debt Instrument [Line Items]
Encumbered Properties | property	1
Outstanding loan amount	$ 2,835	$ 2,884
Effective Interest Rate	4.75%	4.75%
Mortgages | Fox Ridge Bryant - Bryant, AR
Debt Instrument [Line Items]
Encumbered Properties | property	1
Outstanding loan amount	$ 7,209	$ 7,283
Effective Interest Rate	3.98%	3.98%
Mortgages | Fox Ridge Chenal - Little Rock, AR
Debt Instrument [Line Items]
Encumbered Properties | property	1
Outstanding loan amount	$ 16,544	$ 16,695
Effective Interest Rate	3.98%	3.98%
Mortgages | Fox Ridge North Little Rock - North Little Rock, AR
Debt Instrument [Line Items]
Encumbered Properties | property	1
Outstanding loan amount	$ 10,265	$ 10,359
Effective Interest Rate	3.98%	3.98%